Inventories (Summary Of Inventory) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Finished products - FIFO basis	$ 200,272	$ 366,124
Less LIFO reserve - finished products	(144,283)	(307,706)
Finished products - LIFO basis	55,989	58,418
Store merchandise for resale	98,712	97,058
Materials and supplies	2,345	2,319
Total inventory	$ 157,046	$ 157,795